Shareholder Report, Average Annual Return (Details) 190692_Baird Chautauqua Global Growth Fund_Investor Class Shares_TSR Annual {Investor Class Shares}	12 Months Ended	60 Months Ended	117 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | CCGSX
Average Annual Return, Percent	22.12%	8.10%	12.40%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	22.34%	11.19%	11.90%